CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Flows From Operating Activities:
Net income (loss)	$ 827,407	$ 973,686	$ 725,445
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	577,348	660,460	741,772
Realized and unrealized losses (gains) on investments	(3,119)	(9,056)	(85,550)
Non-cash, stock-based compensation	13,853	35,521	29,941
Deferred tax expense (benefit)	11,310	(24,477)	(297,012)
Other, net	71,406	(67,672)	(3,431)
Changes in current assets and current liabilities:
Trade accounts receivable	52,599	2,137	114,962
Allowance for doubtful accounts	2,324	1,900	(2,384)
Inventory	(78,216)	15,754	37,028
Other current assets	70,449	(39,822)	(76,735)
Trade accounts payable	49,149	(145,891)	(142,803)
Deferred revenue and other	29,159	(93,093)	(57,802)
Accrued programming and other accrued expenses	(238,969)	(111,987)	303,901
Net cash flows from operating activities	1,384,700	1,197,460	1,287,332
Cash Flows From Investing Activities:
(Purchases) Sales and maturities of marketable investment securities, net	153,422	41,155	(88,346)
Purchases of property and equipment	(392,690)	(348,023)	(419,445)
Purchases of strategic investments			(90,381)
Other, net	73,352	24,816	19,996
Net cash flows from investing activities	(165,916)	(282,052)	(578,176)
Cash Flows From Financing Activities:
Redemption and repurchases of senior notes	(1,317,372)	(1,108,489)	(1,074,139)
Payments made to parent of transferred businesses			(7,098)
Advances from affiliates	82,415
Repayment of long-term debt and finance lease obligations	(35,356)	(38,639)	(39,118)
Other, net	(444)	(3,270)	(1,994)
Net cash flows from financing activities	(1,270,757)	(1,150,398)	(1,122,349)
Net increase (decrease) in cash, cash equivalents, restricted cash and cash equivalents	(51,973)	(234,990)	(413,193)
Cash, cash equivalents, restricted cash and cash equivalents, beginning of period (Note 4)	130,076	365,066	778,259
Cash, cash equivalents, restricted cash and cash equivalents, end of period (Note 4)	$ 78,103	$ 130,076	$ 365,066